Short-term borrowings and long-term debt - Summary of Pledged Assets as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Securities	¥ 332,867	¥ 0
Securities	140,212	77,524
Securities [member]
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	1,595,016	1,597,034
Housing Loans in The Banking Business [member]
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	¥ 961,286	¥ 883,882